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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                     Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares

 Schedule of Investments 9/30/2013

 Shares

 Value

 COMMON STOCKS - 98.8%

 Consumer Services - 0.7%

 Hotels, Resorts & Cruise Lines - 0.7%

 13,500

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 897,075

 Total Consumer Services

 $

 897,075

 Real Estate - 98.1%

 Diversified REIT's - 7.8%

 57,300

 American Assets Trust, Inc.

 $

 1,748,223

 43,200

 Armada Hoffler Properties, Inc.

 428,112

 79,900

 First Potomac Realty Trust

 1,004,343

 76,500

 Liberty Property Trust

 2,723,400

 102,200

 Retail Opportunity Investments Corp.

 1,412,404

 40,500

 Vornado Realty Trust

 3,404,430

 $

 10,720,912

 Industrial REIT's - 5.3%

 193,000

 Prologis, Inc.

 $

 7,260,660

 Office REIT's - 14.5%

 36,900

 Alexandria Real Estate Equities, Inc.

 $

 2,356,065

 117,400

 BioMed Realty Trust, Inc.

 2,182,466

 58,200

 Boston Properties, Inc.

 6,221,580

 59,300

 Douglas Emmett, Inc.

 1,391,771

 90,700

 DuPont Fabros Technology, Inc.

 2,337,339

 87,900

 Kilroy Realty Corp.

 4,390,605

 54,400

 Piedmont Office Realty Trust, Inc.

 944,384

 $

 19,824,210

 Residential REIT's - 17.7%

 48,300

 American Campus Communities, Inc.

 $

 1,649,445

 47,300

 American Homes 4 Rent  *

 763,895

 49,600

 AvalonBay Communities, Inc.

 6,303,664

 40,400

 BRE Properties, Inc.

 2,050,704

 43,500

 Camden Property Trust

 2,672,640

 62,200

 Equity Lifestyle Properties, Inc.

 2,125,374

 161,500

 Equity Residential

 8,651,555

 $

 24,217,277

 Retail REIT's - 22.7%

 30,700

 Acadia Realty Trust

 $

 757,676

 159,400

 DDR Corp.

 2,504,174

 33,300

 Federal Realty Investment Trust

 3,378,285

 44,900

 National Retail Properties, Inc.

 1,428,718

 66,500

 Ramco-Gershenson Properties Trust

 1,024,765

 56,200

 Regency Centers Corp.

 2,717,270

 81,000

 Simon Property Group, Inc.

 12,006,630

 46,500

 Taubman Centers, Inc.

 3,129,915

 73,100

 The Macerich Co.

 4,125,764

 $

 31,073,197

 Specialized REIT's - 27.9%

 9,700

 Aviv Real Estate Investment Trust, Inc.

 $

 221,160

 71,100

 CubeSmart

 1,268,424

 60,300

 EPR Properties

 2,939,022

 71,500

 Extra Space Storage, Inc.

 3,271,125

 133,700

 HCP, Inc.

 5,475,015

 75,400

 Health Care Real Estate Investment Trust, Inc.

 4,703,452

 267,000

 Host Hotels & Resorts, Inc.

 4,717,890

 22,600

 Pebblebrook Hotel Trust

 648,846

 48,400

 Public Storage

 7,770,620

 77,000

 RLJ Lodging Trust

 1,808,730

 89,100

 Ventas, Inc.

 5,479,650

 $

 38,303,934

 Real Estate Operating Companies - 2.2%

 44,600

 Brookfield Office Properties, Inc.

 $

 850,522

 117,500

 Forest City Enterprises, Inc. *

 2,225,450

 $

 3,075,972

 Total Real Estate

 $

 134,476,162

 TOTAL COMMON STOCKS

 (Cost $73,573,545)

 $

 135,373,237

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 (Cost $73,573,545) (a)

 $

 135,373,237

 OTHER ASSETS & LIABILITIES - 1.2%

 $

 1,700,211

 TOTAL NET ASSETS - 100.0%

 $

 137,073,448

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At September 30, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $77,066,743 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 58,859,345

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (552,851)

 Net unrealized appreciation

 $

 58,306,494

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of September 30, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
135,373,237

$
-

$
-

$
135,373,237

 Total

$
135,373,237

$
-

$
-

$
135,373,237

 During the period ended September 30, 2013, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2013

* Print the name and title of each signing officer under his or her signature.